Condensed consolidated statements of financial position (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Statement of financial position [abstract]
Receivables due from related parties	$ 394	$ 372
Current payables to related parties	$ 329	$ 360